UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)

650 Fifth Avenue	New York, New York 10019

(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc.	3435 Stelzer Road Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 470-8000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2006
Item 1. Reports to Stockholders.

Williams Capital
Liquid Assets Fund

A series of the Williams Capital Management Trust
April 30, 2006
Semi-Annual Report
Institutional Shares
Investment Adviser: Williams Capital Management, LLC

Table of Contents

President’s Letter	1
Sector/Industry Allocation	3
Disclosure of Fund Expenses	4
Portfolio of Investments	6
Statement of Assets And Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Quarterly Portfolio Schedule	19
Trustees and Officers	20
A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling
1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please call
1-866-WCM-FUND. Please read the prospectus carefully before investing.
The Fund is distributed by ALPS Distributors, Inc.
Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Fund involves investment risk, including possible loss of principal.

Williams Capital Liquid Assets Fund
President’s Letter
Dear Shareholder:
On behalf of the Williams Capital Liquid Assets Fund (the “Fund”), thank you for your investment. With your help, during the period from November 1, 2005, through April 30, 2006, the Fund grew to assets of $631 million.
The Fund’s semi-annual report is contained in the following pages. We greatly appreciate the opportunity to work with you and invite you to call us with any questions on our toll-free number, 866-WCM-FUND.
We kept the majority of the Fund’s investments short in view of the uncertainty regarding the Federal Reserve (the “Fed”) rate changes and the lack of extension reward. The Fund’s sector allocation for the period was marked by the following themes:
•	Floating rate securities provided the Fund portfolio with a hedge against rising rates.
•	Asset-backed commercial paper often provided higher yields versus corporate commercial paper of comparable quality and liquidity characteristics.
The prevailing question throughout the fiscal half-year was when will the Fed pause from raising interest rates? The period was also marked by the installation of Mr. Ben Bernanke as Chairman of the Federal Reserve. In the Fund’s 2005 annual report, we said that Mr. Bernanke would be vigilant on inflation. In Mr. Bernanke’s first testimony before Congress, he stated that the economy was in a sustained expansion that may require additional rate hikes to restrain inflation. Further, the Fed gave signals throughout this period that it was more inclined to combat inflation pressures then spur growth.
During the fiscal half-year, we anticipated that the Fed could potentially raise rates to 4.75%-5.00%. April was marked by shifting perceptions regarding the Fed. The first half of the month saw the 12-month LIBOR1 climb from 5.29% to 5.36%, based on inflation fears arising from a spate of strong economic data and rising energy and commodity prices. The release of the Fed minutes from the March 28th Federal Open Market Committee meeting, however, helped to offset growing market speculation that the Fed would pause at 5.00%. The minutes

[1]	The London Inter-Bank Offer Rate (LIBOR) is the interest rate that the largest international banks charge each other for loans.

stated, “most members thought the end of the tightening process was likely to be near, and some expressed concerns about the dangers of tightening too much given the lags in the effects of policy.”
We still believe that the Fed could pause at 5.00%, however, if the higher inflation data continues into May, we believe the Fed will most likely raise rates in June.
Again, thank you for your investment. We look forward to growing with you, and will attempt to provide competitive yields and service.
Regards,

Dail St. Claire
President & Co-Portfolio Manager

Williams Capital Liquid Assets Fund
Sector/industry Allocation
April 30, 2006 (Unaudited)
The following table represents the sector/industry allocation of the Fund as of April 30, 2006. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets
Corporate Bonds & Notes	30.3%
Asset Backed Commercial Paper	23.2%
Other Commercial Paper	14.9%
Municipal Securities	11.3%
Master Notes & Promissory Notes	10.3%
Yankee Certificates of Deposit	5.1%
Other	3.1%
U.S. Government Agency Obligations	1.9%

Total	100.1%

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2006 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions and exchange fees; and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2006 (Unaudited) (Continued)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/05	4/30/06	11/1/05 - 4/30/06	11/1/05 - 4/30/06

Actual	$1,000.00	$1,021.30	$1.00	0.20%
Hypothetical	$1,000.00	$1,023.80	$1.00	0.20%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2006 (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (23.2%):
10,000,000	Adirondack, 4.920%, 05/19/06 ††,†††	P-1/A-1+	$9,975,500
3,200,000	Apreco Llc, 4.880%, 05/22/06 ††,†††	P-1/A-1+	3,190,947
5,000,000	Arth Capital Corp., 4.820%, 05/04/06 ††,†††	P-1/A-1+	4,998,000
6,000,000	Arth Capital Corp., 4.940%, 05/19/06 ††,†††	P-1/A-1+	5,985,240
1,500,000	Arth Capital Corp., 4.940%, 06/01/06 ††,†††	P-1/A-1+	1,493,671
11,000,000	Arth Capital Corp., 5.070%, 07/10/06 ††,†††	P-1/A-1+	10,892,842
2,134,000	Arth Capital Corp., 5.120%, 07/13/06 ††,†††	P-1/A-1+	2,112,147
3,000,000	Cedar Springs, 4.830%, 05/09/06 ††,†††	P-1/A-1	2,996,793
4,000,000	Cedar Springs, 4.880%, 05/16/06 ††,†††	P-1/A-1	3,991,900
5,890,000	Cedar Springs, 4.930%, 05/17/06 ††,†††	P-1/A-1	5,877,147
7,000,000	Cedar Springs, 4.910%, 06/06/06 ††,†††	P-1/A-1	6,965,910
4,300,000	Cobbler Funding, 4.900%, 05/15/06 ††,†††	P-1/A-1	4,291,840
15,000,000	Davenport, 4.990%, 05/22/06 ††,†††	P-1/A-1+	14,956,472
7,000,000	Fox Trot Ltd., 4.960%, 05/12/06 ††,†††	P-1/A-1+	6,989,413
20,000,000	Fox Trot Ltd., 4.960%, 05/26/06 ††,†††	P-1/A-1+	19,931,389
3,000,000	Klio Funding Corp., 4.900%, 05/26/06 ††,†††	P-1/A-1+	2,989,875
1,220,000	Klio Funding Corp., 4.940%, 06/13/06 ††,†††	P-1/A-1+	1,212,860
3,900,000	Main Street Warehouse, 4.880%, 05/09/06 ††,†††	P-1/A-1+	3,895,779
1,991,000	Nieuw Amsterdam, 4.800%, 05/08/06 ††,†††	P-1/A-1	1,989,149
1,433,000	North Sea Funding, 4.810%, 05/04/06 ††,†††	P-1/A-1+	1,432,427
961,000	Steamboat Funding, 4.830%, 05/10/06 ††,†††	P-1/A-1+	959,844
780,000	Sydney Capital, Inc., 4.820%, 05/02/06 ††,†††	P-1/A-1+	779,896
5,000,000	Sydney Capital, Inc., 4.830%, 05/11/06 ††,†††	P-1/A-1+	4,993,319
10,000,000	Thames Asset Global Securities, 4.790%, 05/01/06 ††,†††	P-1/A-1	10,000,000
5,000,000	Thames Asset Global Securities, 4.870%, 05/17/06 ††,†††	P-1/A-1	4,989,222
3,731,000	White Pine, 4.640%, 05/02/06 ††,†††	P-1/A-1+	3,730,527
2,244,000	White Pine, 4.920%, 06/02/06 ††,†††	P-1/A-1+	2,234,315
1,454,000	White Pine, 4.930%, 06/12/06 ††,†††	P-1/A-1+	1,445,705
1,455,000	Windmill Funding, 4.890%, 05/31/06 ††,†††	P-1/A-1+	1,449,119

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $146,751,248)			146,751,248

CORPORATE BONDS & NOTES (30.3%):
	Banking & Financial Services (5.7%):
5,000,000	Alliance & Leicester PLC, 4.839%, 12/01/06 †,††	Aa3/A+	5,000,000
1,222,000	Bank of America Corp., 6.250%, 1/17/07	Aa1/AA	1,230,766
3,000,000	Citigroup, Inc., 5.750%, 05/10/06	Aa1/AA-	3,001,419
5,000,000	Citigroup, Inc., 5.050%, 06/06/06 †	Aa1/AA-	5,001,024
6,950,000	Citigroup, Inc., 4.960%, 08/31/06 †	Aa1/AA-	6,953,528
2,000,000	Citigroup, Inc., 7.125%, 10/01/06	Aa1/AA-	2,019,380
3,184,000	Credit Suisse First Boston, Inc., 5.875%, 08/01/06	Aa3/AA-	3,196,250
4,000,000	JP Morgan Chase & Co., Inc., 6.875%, 01/15/07	A1-A	4,054,349
2,500,000	JP Morgan Chase & Co., Inc., 7.125%, 02/01/07	A1/A	2,533,789
2,500,000	Wells Fargo & Co., 4.786%, 07/03/06 †	Aa1/AA-	2,500,000

			35,490,505

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2006 (Unaudited) (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

	Diversified Financial Services (9.9%):
5,000,000	American Express Credit Corp., 4.991%, 12/15/06 †	Aa3/A+	5,004,038
3,500,000	American Express Credit Corp., 4.930%, 05/04/07 †	Aa3/A+	3,502,640
3,600,000	General Electric Capital Corp., 4.949%, 09/08/06 †	Aaa/AAA	3,601,915
2,000,000	General Electric Capital Corp., 2.750%, 09/25/06	Aaa/AAA	1,984,574
5,400,000	General Electric Capital Corp., 5.001%, 05/17/07 †	Aaa/AAA	5,409,386
2,900,000	Goldman Sachs Group, 7.200%, 11/1/06	A2/A	2,934,537
5,000,000	Lehman Brothers Holdings, 4.980%, 11/22/06 †	A-1/A+	5,002,247
5,000,000	Merrill Lynch & Co., Inc., 5.052%, 05/11/06 †	Aa3/A+	5,000,252
1,500,000	Merrill Lynch & Co., Inc., 6.130%, 5/16/06	Aa3/A+	1,501,416
5,600,000	Merrill Lynch & Co., Inc., 5.130%, 09/18/06 †	Aa3/A+	5,604,908
1,500,000	Merrill Lynch & Co., Inc., 5.052%, 02/09/07 †	Aa3/A+	1,500,000
5,450,000	Merrill Lynch & Co., Inc., 5.208%, 04/26/07 †	AA3/A+	5,455,653
8,000,000	Morgan Stanley, 4.846%, 09/01/06 †,††	Aa3/A+	8,000,000
4,000,000	Morgan Stanley, 4.940%, 09/15/06 †	Aa3/A+	4,000,000
3,000,000	Morgan Stanley, 5.059%, 01/26/07 †	Aa3/A+	3,002,330

			61,503,896

	Finance — Other Services (4.4%):
5,000,000	Cit Group, Inc., 4.731%, 05/12/06 †	A2/A	4,999,995
10,000,000	Cit Group, Inc., 4.949%, 02/15/07 †	A2-A	10,016,962
2,000,000	Cit Group, Inc., 7.375%, 4/02/07	A2/A	2,039,157
5,000,000	Nationwide Building Society, 4.870%, 07/07/06 †,††	Aa3/A+	5,000,000
3,000,000	Nationwide Building Society, 5.025%, 10/27/06 †,††	Aa3/A+	3,000,000
3,000,000	Nationwide Building Society, 2.625%, 01/30/07 †,††	A3/A+	2,941,736

			27,997,850

	Industrial (1.7%):
11,000,000	Caterpillar Financial Services Corp., 2.500%, 10/03/06	A2/A	10,907,619

	Insurance (4.2%):
14,727,000	AIG Sunamerica Global Financial, 5.100%, 01/17/07 ††	Aa2/AA+	14,747,772
7,000,000	ASIF Global Financing, 4.950%, 05/30/06 †,††	Aa2/AA+	7,000,928
5,000,000	ASIF Global Financing, 4.774%, 02/23/07 †,††	AA2/AA+	5,000,331

			26,749,031

	Restaurants (0.2%):
1,490,000	McDonald’s Corp., 5.375%, 4/30/07	AA3/A+	1,491,015

	Structured Investment Vehicles (2.7%):
5,000,000	Cullinan Finance Corp., 4.919%, 11/27/06 †,††	Aaa/AAA	4,999,711
7,000,000	Sigma Finance, Inc., 4.955%, 11/30/06 †,††	Aaa/AAA	6,999,591
5,000,000	White Pine Finance, 4.820%, 06/28/06 †,††	Aaa/AAA	4,999,922

			16,999,224

	Structured Notes (1.6%):
10,000,000	RACERS, 4.790%, 08/21/06 †,*	P-1/A-1	10,000,000

TOTAL CORPORATE BONDS & NOTES (Cost $191,139,140)			191,139,140

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2006 (Unaudited) (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

MASTER NOTES & PROMISSORY NOTES (10.3%):
24,000,000	Bank of America Securities, 4.945%, 08/15/16 †	P-1/A-1	24,000,000
25,000,000	Bear Stearns Co., Inc., 4.975%, 12/31/50 †	P-1/A-1	25,000,000
9,000,000	Goldman Sachs Group, Inc., 4.930%, 07/05/06 †,*	P-1/A-1	9,000,000
7,000,000	Goldman Sachs Group, Inc., 4.985%, 09/01/06 †,*	P-1/A-1	7,000,000

TOTAL MASTER NOTES & PROMISSORY NOTES
(Cost $65,000,000)			65,000,000

MUNICIPAL SECURITIES (11.3%):
	Taxable Municipal Bonds and Notes (4.6%):
4,535,000	Connecticut State Housing Finance Authority, (AMBAC
	Insured), 4.810%, 11/15/16 †	VMIG1/A-1+	4,535,000
4,800,000	Florida Housing Finance Corporation Revenue, (MBIA
	Insured), SPA, 4.870%, 01/01/44 †	VMIG1/A-1+	4,800,000
3,300,000	Indiana State Development Finance Authority, 4.820%,
	09/01/16 †	VMIG1/A-1+	3,300,000
3,100,000	Los Angeles California Water & Power Revenue, Subseries
	B-4, SPA, 4.830%, 07/01/34 †	VMIG1/A-1+	3,100,000
205,000	Philadelphia Pennsylvania Authority for Industrial
	Development Special Facilities Revenue, Series B,
	(AMBAC Insured), SPA, 4.870%, 07/01/10 †	VMIG1/A-1+	205,000
3,625,000	Texas State, Series B, GO, SPA, 4.820%, 12/01/09 †	VMIG1/A-1+	3,625,000
1,300,000	Texas State, GO, SPA, 4.820%, 06/01/21 †	VMIG1/A-1+	1,300,000
2,275,000	Texas State, 4.820%, 12/01/26 †	VMIG1/A-1+	2,275,000
2,000,000	Texas State, Series A-2, GO, 4.820%, 12/01/29 †	VMIG1/A-1+	2,000,000
3,700,000	Texas State, Series A-2, GO, SPA, 4.820%, 12/01/33 †	VMIG1/A-1+	3,700,000

			28,840,000

	Taxable Municipal Commercial Paper (6.7%):
7,485,000	De Kalb County Georgia Development Authority,
	4.690%, 5/1/06	VMIG1/A-1+	7,485,000
27,000,000	Harvard University, 4.800%, 5/1/06	P-1/A-1+	27,000,000
8,200,000	Lower Colorado River Authority, 4.950%, 06/01/06	P-1/A-1	8,200,000

			42,685,000

TOTAL MUNICIPAL SECURITIES (Cost $71,525,000)			71,525,000

OTHER COMMERCIAL PAPER (14.9%):
	Banking & Financial Services (9.3%):
6,103,000	Dexia Bank, 4.780%, 05/11/06 †††	P-1/A-1+	6,094,914
16,400,000	Rabobank Usa, 4.820%, 05/01/06 †††	P-1/A-1+	16,400,000
7,000,000	Societe Generale, 4.840%, 05/12/06 †††	P-1/A-1+	6,989,680
27,000,000	UBS Finance, Inc., 4.820%, 05/01/06 †††	P-1/A-1+	26,999,999
2,500,000	Westpac Banking, 4.870%, 05/23/06 ††,†††	P-1/A-1+	2,492,606

			58,977,199

	Diversified Financial Services (1.3%):
8,000,000	Morgan Stanley, 4.860%, 10/03/06 †	P-1/A-1	8,000,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2006 (Unaudited) (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

	Sovereign (4.3%)
27,000,000	Kfw International, 4.800%, 05/05/06 ††,†††	P-1/A-1+	26,985,600

TOTAL OTHER COMMERCIAL PAPER (Cost $93,962,799)			93,962,799

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%):
	Federal Farm Credit Bank (0.2%):
1,250,000	4.739%, 10/04/06 †	Aaa/AAA	1,249,734

	Federal Home Loan Mortgage Corp. (0.6%):
2,000,000	4.800%, 02/12/07	Aaa/AAA	2,000,000
2,000,000	4.900%, 03/05/07	Aaa/AAA	2,000,000

			4,000,000

	Federal National Mortgage Association (1.1%):
7,000,000	4.000%, 08/08/06	Aaa/AAA	7,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,249,734)			12,249,734

YANKEE CERTIFICATES OF DEPOSIT (5.1%):
5,000,000	Canadian Imperial Bank Commerce NY, 4.981%,
	09/15/06 †	Aa3/A+	5,001,403
5,000,000	Dexia Bank, 4.756%, 06/02/06 †	Aa2/AA	4,999,888
12,000,000	Royal Bank of Scotland NY, 4.855%, 11/20/06 †	Aa1/AA	11,999,346
7,000,000	Societe Generale NY, 4.820%, 06/13/06 †	Aa3/AA-	6,999,813
3,000,000	Societe Generale NY, 4.540%, 11/17/06	Aa2/AA-	2,997,269

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $31,997,719)			31,997,719

OTHER (3.1%):
22,339	Bank of New York Cash Sweep		22,339
19,700,000	Morgan Stanley Institutional Prime Liquidity Fund		19,700,000

TOTAL OTHER (Cost $19,722,339)			19,722,339

TOTAL INVESTMENTS (Cost $632,347,979) (a) — 100.1%			632,347,979
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(935,559)

NET ASSETS — 100.0%			$631,412,420

Percentages indicated are based on net assets of $631,412,420.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Variable rate security. The rate presented is the rate in effect at April 30, 2006.

††	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

†††	The rate presented is the effective yield at purchase.

*	Illiquid security
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Investments, at amortized cost	$632,347,979
Interest and dividends receivable	2,355,580
Prepaid expenses and other assets	59,018

Total Assets	634,762,577

LIABILITIES:
Dividends payable	1,189,898
Payable for investments purchased	2,009,761
Accrued expenses and other payables:
Investment advisory fees	48,678
Administration fees	11,829
Custody fees	29,342
Fund accounting fees	10,357
Transfer agency fees	11,534
Trustees’ fees and expenses	12,781
Other	25,977

Total Liabilities	3,350,157

NET ASSETS	$631,412,420

NET ASSETS consist of:
Paid-in Capital	631,447,064
Accumulated net investment income	13,113
Accumulated net realized losses on investment transactions	(47,757)

Net Assets:	$631,412,420

Net asset value, offering price and redemption price per share — Institutional Shares ($631,412,420/631,447,064 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$12,359,698
Dividends	663,568

Total Investment Income	13,023,266

EXPENSES:
Investment advisory fees	349,544
Administration fees	70,651
Fund accounting fees	41,915
Audit fees	9,100
Custody fees	45,656
Insurance fees	15,915
Legal fees	22,306
Shareholder reports	9,487
Transfer agent fees	22,455
Trustees’ fees	23,281
Other fees	52,596

Total Expenses Before Fee Reductions	662,906
Expenses voluntarily reduced by Adviser	(79,797)

Net Expenses	583,109

NET INVESTMENT INCOME	12,440,157

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(29,098)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,411,059

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2006	2005
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$12,440,157	$12,854,931
Net realized loss on investments	(29,098)	(18,659)

Net increase in net assets resulting from operations	12,411,059	12,836,272

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(12,436,282)	(12,845,693)

Change in net assets from dividends to shareholders	(12,436,282)	(12,845,693)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	478,291,232	704,918,372
Net proceeds from dividends reinvested	7,053,868	4,576,981
Cost of shares reacquired	(385,439,540)	(589,488,811)

Net increase in net assets from Fund share transactions	99,905,560	120,006,542

Net increase in net assets	99,880,337	119,997,121

NET ASSETS:
Beginning of period	531,532,083	411,534,962

End of period	$631,412,420	$531,532,083

Accumulated net investment income	$13,113	$9,238

(a)	Because the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months		Year Ended	Year Ended		Year Ended
	Ended April		October 31,	October 31,		October 31,
	30, 2006		2005	2004		2003(a)
	(Unaudited)
Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.021		0.027	0.011		0.008
Net realized gain on investments	0.000		0.000 (b)	0.000	(b)	0.000	(b)

Total from Investment Activities	0.021		0.027	0.011		0.008

DISTRIBUTIONS:
From net investment income	(0.021)		(0.027)	(0.011)		(0.008)
From net realized gains on investments	—		—	(0.000	)(b)	(0.000	)(b)

Total Dividends	(0.021)		(0.027)	(0.011)		(0.008)

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000

Total Return	2.13	%(c)	2.73%	1.09%		0.81%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$631,412		$531,532	$411,535		$175,960
Ratio of expenses to average net assets	0.20	%(d)	0.20%	0.20%		0.20	%(d)
Ratio of net investment income to average net assets	4.27	%(d)	2.75%	1.14%		1.01	%(d)
Ratio of expenses to average net assets*	0.23	%(d)	0.24%	0.31%		0.46	%(d)

*	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period January 15, 2003 (commencement of operations) through October 31, 2003.

(b)	Amount represents less than $0.001 per share.

(c)	Not Annualized.

(d)	Annualized.
See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2006 (Unaudited)
1. Organization
     The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Liquid Assets Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.
2. Significant Accounting Policies
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.
Security Valuation:
     Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.
Security Transactions and Investment Income:
     Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the exdividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Dividends and Distribution to Shareholders:
     Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2006 (Unaudited) (Continued)
shareholders are recorded on the exdividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Taxes:
     The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.
Restricted and Illiquid Securities:
     The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund may invest in commercial paper issued in reliance on the so-called private placement exemption afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”), as amended, (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Section 4(2) paper and other such restricted securities (such as securities also exempt from registration under Rule 144A of the 1933 Act) will not be subject to the Fund’s percentage limitations on illiquid securities when Williams Capital Management, LLC (the “Adviser”) determines that a liquid trading market exists, pursuant to guidelines approved by the Board of Trustees.
Indemnification:
     Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.
3. Investment Adviser and Other Related Party Transactions
     The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.
     The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2006, the Adviser waived fees of $79,797.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2006 (Unaudited) (Continued)
     Each Trustee of the Fund who is not considered to be an “interested person,” as that term is defined in the 1940 Act, is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.
     BISYS Fund Services Ohio, Inc. (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., serves as Administrator, Fund Accountant, and Transfer Agent to the Fund. For these services BISYS receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee.
     Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.
     ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.
4. Principal Shareholders
     As of April 30, 2006, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 11.90% of the Fund.
5. Ratings Services
     Moody’s Investors Service’s money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.
     A Standard & Poor’s (“S&P”) money market fund rating is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The “m” denotes a money market fund and distinguishes the money market fund rating from S&P’s traditional debt rating.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2006 (Unaudited) (Continued)
6.	Annual Consideration for the Continuation of the Investment Advisory Agreement
     The Board of Trustees of the Trust, at a meeting held on December 14, 2005, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).
     The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from iMoneyNet. This data provided advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.
     In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.
     The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.
Nature, Extent and Quality of Services Provided by the Adviser
     The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.
     Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2006 (Unaudited) (Continued)
Investment Performance
     The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the iMoneyNet data, the Trustees noted that the performance of the Fund exceeded the average of comparable funds. The Fund’s performance for most of 2005 ranked in the top of the second quartile in the iMoneyNet-AAA Rated Institutional Prime Funds universe.
     Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.
Cost of Services and Profits Realized by the Adviser
     The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Board noted that the Fund’s investment advisory fee was below the average based upon the information contained in the iMoneyNet data. The Board also noted that the operating expense ratio, after fee waivers and reimbursements, was below both the average and the median for comparable funds with a comparable asset level. Additionally, the Board reviewed the Fund’s fees against fees charged to other institutional accounts by the Adviser. The Board concluded that the advisory fee was reasonable in relation to the services provided.
     In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that the Adviser currently was losing money from operating the Fund, but the amount of the loss was projected to decrease as Fund assets increased. The Adviser agreed to continue to cap the Fund’s operating expenses for the coming year. The Board concluded that the profitability of the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
Economies of Scale
     The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitations currently in effect, and the extent to which economies of scale would be realized as asset levels grow. The Board concluded that no changes were currently necessary in the fee level, and that the contractual expense limitations currently provided the benefits of economies of scale to shareholders.

Williams Capital Liquid Assets Fund
Quarterly Portfolio Schedule
(Unaudited)
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Liquid Assets Fund
Trustees and Officers
April 30, 2006 (Unaudited)

Number
		Term of		of Funds
		Office and		in Fund
	Position(s)	Length of		Complex
Name, Address,	Held with	Time	Principal Occupation During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee
INDEPENDENT TRUSTEES:

Brian J. Heidtke (65)	Trustee	Term:	President of The Heidtke Foundation	1	None
585 Sparrowbush Road		Indefinite	(philanthropy) (1998 to present); Vice
Wyckoff, New Jersey 07481		Elected:	President, Finance and Corporate
		December	Treasurer, Colgate Palmolive Company
		2002	(consumer products) (1986 to 2000).

Desmond G. FitzGerald	Trustee	Term:	Chairman, North American Properties	1	Chairman, U.S.
(62)		Indefinite	Group (real estate), (1987 to present).		Guaranteed Finance
25 Carrington Drive		Elected:			Corp.; Advisory
Greenwich, CT 06831		December			Director, Bank of New
		2002			York; Director, Hilliard
Farber & Co., Inc.;
and Director, Holland
Series Fund, Inc.

John E. Hull (58)	Trustee	Term:	Financial Vice President, Chief	1	None
Andrew W. Mellon		Indefinite	Investment Officer, Andrew W. Mellon
Foundation		Elected:	Foundation (non-profit foundation)
140 East 52nd Street		December	(2002 to present); Deputy Comptroller,
New York, NY 10021		2002	Office of State Comptroller State of New
York (1973 to 2002).

Marc P. Weill (49)	Trustee	Term:	Founder, WST Partners LLC (investment	1	Director, Acartha
c/o Williams Capital		Indefinite	management) (2001 to present); Chief		Group
Management, LLC		Elected:	Executive Officer, Citigroup Investments,
845 Third Avenue		June 2003	Inc. (financial services) (1992-2000); and
6th Floor			Chairman, Travelers Asset Management
New York, NY 10022			International Company, LLC, (financial
services) (1991-1998).

INTERESTED TRUSTEES:

Christopher J. Williams	Trustee,	Term:	Chairman and Chief Executive Officer	1	Director, Harrahs
(48)	Chairman of	Indefinite	of Williams Capital Management, LLC		Entertainment, Inc.;
Williams Capital	the Board of	Elected:	(2002 to present); Chairman and Chief		Director, Wal-Mart
Management, LLC	Trustees, and	December	Executive Officer of The Williams		Stores, Inc.
845 Third Avenue	Chairman and	2002	Capital Group, L.P. (one of the largest
6th Floor	Treasurer of the		minority-owned investment banks in
New York, NY 10022	Fund		the U.S.) (1994 to present); and former
Senior Vice President, Lehman Brothers,
Inc. (from 1984 to 1992).

Dail St. Claire (45)	Trustee,	Term:	Managing Director of Williams Capital	1	None
Williams Capital	President and	Indefinite	Management, LLC (2002 to present);
Management, LLC	Secretary of the	Elected:	First Vice President of Amalgamated
845 Third Avenue	Fund	December	Bank (2000 to 2001); Principal and
6th Floor		2002	Portfolio Manager for Utendahl Capital
New York, NY 10022			Management, L.P. (1993 to 2000); and
Senior Investment Officer for the New
York City Comptroller’s Office (1989
to 1993).

OFFICERS

Shayna J. Malnak (43)	Chief	Term:	Employee of Williams Capital	1	None
Williams Capital	Compliance	Indefinite	Management, LLC (2002 to present)
Management, LLC	Officer	Elected:
845 Third Avenue		March 2004
6th Floor
New York, NY 10022

Daniel J. Igo (35)	Assistant	Term:	Employee of BISYS Fund Services, Inc.	1	None
BISYS Fund Services, Inc.	Secretary	Indefinite	(5/04 to present); Manager of the Mutual
100 Summer Street,		Elected:	Fund Regulation Group, State Street
Suite 1500		March 2005	Research and Management (2003 –
Boston, MA 02110			2004); Senior Legal Manager, Columbia Management Group, Inc. (2002 – 2003); Senior Client Service Manager, ClearSky
(2000 – 2002).

Alaina V. Metz (39)	Assistant	Term:	Employee of BISYS Fund Services, Inc.	1	None
BISYS Fund Services, Inc.	Secretary	Indefinite	(6/95 to present)
3435 Stelzer Road		Elected:
Columbus, OH 43219-		December
30351		2004

INVESTMENT ADVISER
Williams Capital Management, LLC
845 Third Avenue, 6th floor
New York, NY 10022
FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219
CUSTODIAN
The Bank of New York
2 Hanson Place, 7th Floor
New York, NY 11217
DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202
TRUST LEGAL COUNSEL
Sidley Austin Brown & Wood LLP
787 Seventh Avenue
New York, NY 10019
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103
06/06

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)
Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By (Signature and Title)*	/s/ Christopher J. Williams, Treasurer

Christopher J. Williams, Treasurer

Date	July 5, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	July 5, 2006

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President

Date	July 5, 2006